ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Payroll and social security payable	$159,420	$167,470
Bonus payable	228,358	774,571
Other payables and accrued liabilities	90,743	86,169
Total Accounts Payable and Accrued Liabilities	$478,521	$1,028,210